LEASES - Summary of components of lease cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease costs:
Amortization of land use right	$ 3,316	$ 3,314	$ 3,302
Operating lease costs	1,077	1,076	1,072
Finance lease costs:
Amortization of right-of-use assets	125	65	0
Total lease costs	$ 4,518	$ 4,455	$ 4,374